Related party transactions - Summary of transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Assets
Derivatives	$ 207,825	$ 219,818	$ 219,818
Loans and advances to HSBC undertakings	72,167	82,559	90,393
Financial investments in HSBC undertakings	407,433	383,499	389,076
Total assets	2,558,124	2,518,430	2,521,771	$ 2,374,986
Liabilities
Derivatives	205,835	216,821	216,821
Subordinated liabilities	22,437	25,861	19,826
Total liabilities	2,363,875	$ 2,322,206	2,323,900
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	16,473		1,985
Loans and advances to HSBC undertakings designated at fair value	23,513		11,944
Derivatives	1,235		2,796
Loans and advances to HSBC undertakings	77,311		89,810
Financial investments in HSBC undertakings	0		4,264
Investments in subsidiaries	160,231		95,850
Total related party assets at 31 Dec	278,763		206,649
Assets
Cash and balances with HSBC undertakings	3,509		1,985
Loans and advances to HSBC undertakings designated at fair value	23,513		11,944
Derivatives	707		2,388
Loans and advances to HSBC undertakings	56,144		76,627
Financial investments in HSBC undertakings	0		4,264
Investments in subsidiaries	160,231		92,930
Total assets	244,104		190,138
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	2,040		2,906
Derivatives	3,639		4,904
Subordinated liabilities	892		892
Total related party liabilities at 31 Dec	6,571		8,702
Liabilities
Amounts owed to HSBC undertakings	949		2,571
Derivatives	2,159		3,082
Subordinated liabilities	892		892
Total liabilities	4,000		6,545
Guarantees and commitments, highest amount during the year	11,629		9,692
Guarantees and commitments	$ 8,627		$ 7,778

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.